Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Schedule of Inventory
Finished goods	$ 184.9	$ 136.0
Work-in-progress	302.0	305.3
Raw materials	148.5	103.5
Total inventories	$ 635.4	$ 544.8